Unit-Based Compensation Plans (SXL Award Activity) (Details) - Sunoco Logistics Unit-Based Compensation Plans [Member] - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested unit awards outstanding	3.2	2.5
Unvested awards outstanding	$ 28.57	$ 33.16
Awards granted	1.3
Awards granted	$ 23.21	$ 29.54	$ 41.59
Awards vested	(0.5)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 34.19
Awards forfeited	$ (0.1)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 33.72
Total fair value of awards vested	$ 12.0	$ 8.0	$ 30.0
Awards remaining unvested compensation expense	$ 57.0
Awards remaining unvested weighted average period, in years	3 years